UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,201,700
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.00	12/1/24	2,500,000	2,803,950
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	6,310,000	7,424,472
Huntsville Health Care Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/13	1,600,000	1,727,008
Alaska--1.0%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,311,241
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,694,758
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,777,513
Arizona--2.1%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,688,395
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,678,513
Pima County Industrial Development
Authority, Education Revenue

(American Charter Schools
Foundation Project)	5.13	7/1/15	2,790,000	2,862,373
California--13.9%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	300,000	313,014
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000 a	1,065,170
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000	7,059,480
California,
Economic Recovery Bonds	5.00	7/1/20	7,500,000	8,954,700
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000	21,058,502
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000	1,433,887
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,966,165
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	4,300,000	5,149,293
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000	2,867,000
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000	3,571,710
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000	3,313,080
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,703,450
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000	3,708,042
California Housing Finance Agency,

Home Mortgage Revenue	4.95	8/1/23	3,000,000	2,872,800
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000	2,680,020
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000	3,285,447
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000	3,294,575
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000 a	6,360,024
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000 a	1,263,626
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,000,620
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.25	5/15/25	1,845,000	2,046,861
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000	2,982,133
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000 a	2,926,658
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000	8,773,153
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/26	2,675,000	3,037,730
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000	5,844,100

Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	5,000,000 b	5,836,650
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,935,000	1,815,552
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000	2,238,900
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000	2,927,525
Colorado--2.0%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000	6,261,548
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000	2,194,775
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	7,000,000	7,348,810
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000 a	2,044,680
Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000	1,165,010
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000	1,155,810
District of Columbia--2.1%
District of Columbia,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	6/1/12	3,280,000	3,574,872
District of Columbia,

HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000	2,324,940
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000	2,904,450
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,737,606
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,834,815
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,370,990
Florida--14.9%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000	2,548,351
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,295,406
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000	8,109,675
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,318,312
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000	4,096,330
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,330,620
Dade County,
Water and Sewer System Revenue
(Insured; National Public

Finance Guarantee Corp.)	6.25	10/1/11	2,115,000	2,239,256
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	2,500,000	2,701,275
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000	2,243,731
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,288,550
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,124,400
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000	2,495,430
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,935,215
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund -
Intermodal Program) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	1,745,000	1,766,272
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,854,956
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000	1,426,471
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,738,889
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000	2,519,133
Jacksonville,
Better Jacksonville Sales Tax

Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,569,870
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,569,870
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000	3,309,152
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/18	2,500,000	2,504,725
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000	3,443,887
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	3,200,000 c	3,342,880
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,614,500
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000	1,162,980
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000	1,679,149
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000	2,816,325
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,304,099
Miami-Dade County,

Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000	2,542,403
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000	5,685,100
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000	6,043,600
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,529,050
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000	5,441,250
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	1,770,000	1,883,723
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000	2,873,800
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000	2,468,976
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000 d	1,499,550
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,581,160
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000	641,526
Polk County,
Utility System Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000	2,192,260
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,149,470
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,158,612
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,965,288
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000	2,956,767
Volusia County School Board,
Sales Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.38	10/1/15	4,000,000	4,289,080
Georgia--4.1%
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,560,000 e	2,818,995
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,700,000 e	2,973,159
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,646,920
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000	5,688,500
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	5,060,240
Georgia,

GO	5.00	7/1/24	10,000,000	11,679,100
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,402,250
Hawaii--1.1%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	6,740,580
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,913,850
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,656,929
Illinois--2.9%
Illinois,
GO	5.00	1/1/24	5,000,000	5,373,900
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,984,104
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,500,500
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	7,229,676
Chicago Park District,
GO Limited Tax Park Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	1/1/20	1,300,000	1,349,959
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,265,592
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000 f	2,509,675

Indiana--.6%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000	1,098,730
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,955,350
Kansas--1.3%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	1,265,000	1,350,805
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,677,170
Kentucky--.9%
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust Fund)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/18	5,000,000	6,143,950
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,316,820
Louisiana--.2%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,238,840
Maine--.4%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	3,600,000	3,669,732
Maryland--.2%
Maryland Economic Development

Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,577,160
Massachusetts--.7%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	6,158,640
Michigan--2.5%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	5,490,519
Detroit,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	5,000,000	5,281,550
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,225,061
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,634,260
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,609,375
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group) (Prerefunded)	5.75	11/15/11	3,250,000 e	3,490,597
Minnesota--1.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,407,750
Minnesota Public Facilities
Authority, Clean Water Revenue
(Prerefunded)	5.00	3/1/17	7,500,000 e	9,073,950
Mississippi--.5%
Mississippi Development Bank,
Special Obligation Revenue

(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,386,655
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,579,079
Nevada--1.6%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,730,353
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,387,233
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,307,200
New Hampshire--.4%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	3,450,000	3,454,243
New Jersey--2.2%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,091,080
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,339,200
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,481,038
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,055,610
New Jersey Health Care Facilities

Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	1,480,000	1,527,064
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	5,000,000	5,563,800
New Mexico--1.4%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,050,000	1,068,333
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,540,000	2,692,044
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,585,625
New York--5.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	3.49	9/1/15	3,000,000 g	2,865,990
New York City,
GO	5.00	8/1/17	2,000,000	2,383,600
New York City,
GO	5.00	8/1/18	5,000,000	5,785,850
New York City,
GO	5.00	4/1/20	2,500,000	2,831,325
New York City,
GO	5.00	4/1/22	4,810,000	5,415,723
New York City,
GO	5.00	8/1/22	3,000,000	3,517,020
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	4,023,485
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	2,780,000	3,009,100
New York State Dormitory

Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	800,000	848,912
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000	3,010,675
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,798,350
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,204,180
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	2,072,180
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,825,000	2,567,501
North Carolina--2.3%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,264,270
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,455,216
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	1,007,950
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,252,988
North Carolina Municipal Power

Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/16	2,540,000	2,774,112
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/17	10,000,000	10,912,000
Ohio--3.3%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,578,150
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation
Bonds	5.00	12/1/23	2,075,000	2,385,337
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	785,000	794,820
Ohio,
Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000	2,481,500
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000 e	3,908,655
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,383,431
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	5,000,000	5,929,700
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,265,939

Oregon--.7%

Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/12	5,670,000	6,248,057
Pennsylvania--4.9%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,574,358
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,095,440
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,044,240
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	880,000	905,951
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,791,200
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,796,513
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,194,530
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	3,440,000	3,703,986
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)
(Prerefunded)	6.25	1/15/11	3,660,000 e	3,778,474
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,783,920

Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	6,006,969
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,535,000	2,639,569
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	556,815
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.00	12/1/11	1,475,000 e	1,594,460
Rhode Island--.4%
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,601,872
South Carolina--2.7%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,998,253
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000	5,637,500
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,411,450
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,168,284
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	2,485,000	2,487,237
Tennessee--.0%
Tennessee Housing Development

Agency, Homeownership Program
Revenue	5.30	7/1/11	445,000	446,081
Texas--7.4%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,774,502
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	2,000,000	2,011,520
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,014,950
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	4,002,200
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/23	7,105,000	8,532,110
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/24	2,000,000	2,382,460
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,274,721
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/12	8,295,000	8,915,466
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	5,000,000	5,636,600
Houston,
Combined Utility System First
Lien Revenue (Insured;
National Public Finance

Guarantee Corp.)	5.25	5/15/12	2,750,000	2,975,472
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,217,820
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/20	2,500,000	2,558,525
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,427,020
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,370,000	1,370,329
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	5,758,000
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000	5,833,450
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,368,620
Utah--1.4%
Jordanelle Special Service
District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	1,730,000	1,634,954
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,273,733
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000	8,079,190
Virginia--.5%
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement

Asset-Backed Bonds
(Prerefunded)	5.25	6/1/12	1,440,000 e	1,497,917
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	4.50	9/1/18	2,450,000	2,872,331
Washington--4.3%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,662,800
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,598,050
Franklin County,
GO (Pasco School District
Number 1) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	6/1/13	5,000,000 e	5,649,550
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,609,004
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,791,100
Port of Seattle,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/16	5,000,000	5,394,950
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000	3,533,805
Washington,
GO	5.75	10/1/12	1,465,000	1,536,375
Washington,
GO	5.75	10/1/12	15,000	15,809
Washington,
GO (Various Purpose)	5.00	2/1/22	5,000,000	6,016,400
West Virginia--.3%

West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,117,075
Wisconsin--.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/11	3,500,000	3,675,070
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000	3,256,122
U.S. Related--3.0%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,571,955
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,500,000	2,643,050
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,953,560
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,467,035
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	553,947
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	3,370,650
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	3,034,241
Puerto Rico Public Buildings
Authority, Government

Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	2,193,820
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	9,284,640
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	5.63	10/1/10	395,000	396,442
Total Long-Term Municipal Investments
(cost $833,568,972)				894,062,623
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)
California--.2%
California,
GO Notes
(Kindergarten-University)
(LOC: California Teachers
Retirement System and Citibank
NA)	0.24	9/1/10	2,000,000 h	2,000,000
New York--.8%
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; BNP Paribas)	0.22	9/1/10	1,500,000 h	1,500,000
New York City,
GO Notes (LOC; Bank of America)	0.25	9/1/10	2,200,000 h	2,200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.24	9/1/10	3,300,000 h	3,300,000
Utah--.1%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.23	9/1/10	900,000 h	900,000
Total Short-Term Municipal Investments
(cost $9,900,000)				9,900,000
Total Investments (cost $843,468,972)			99.6%	903,962,623
Cash and Receivables (Net)			.4%	3,879,008
Net Assets			100.0%	907,841,631

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Purchased on a delayed delivery basis.
c

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, this security had a total market value of $3,342,880 or 0.4% of net assets.

d	Non-income producing--security in default.
e

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Variable rate security--interest rate subject to periodic change.
h	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $843,468,972. Net unrealized appreciation on investments was $60,493,651 of which $62,873,991 related to appreciated investment securities and $2,380,340 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	903,962,623	-	903,962,623

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date: October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)